Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

Inventories at the reporting date are as follows:

(In millions of won)	December 31, 2016		December 31, 2017
Finished goods	~~W~~	930,818	965,643
Work-in-process		685,913	748,592
Raw materials		354,791	344,997
Supplies		316,263	290,852

	~~W~~	2,287,785	2,350,084

Inventories Recognized as Cost of Sales and Inventory Write-downs Included in Cost of Sales

(In millions of won)	2015		2016	2017
Inventories recognized as cost of sales	~~W~~	24,069,572	22,754,270	22,424,661
Including: inventory write-downs		363,755	204,123	206,127